CASH AND CASH EQUIVALENTS - (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31, 2017	December 31, 2016	December 31, 2015
Cash held in:
Canadian dollars	$70,112	$6,386,135	$635,614
United States dollars	16,989,119	7,231,160	7,104,699
Euros	447,926	344,242	120,415
Cashable Canadian dollar high interest savings accounts	—	4,713,385	8,738,088
Cashable United States dollar high interest savings accounts	—	4,279,649	16,752,355
Cashable guaranteed investment certificate	—	—	21,675,000

	$17,507,157	$22,954,571	$55,026,171